Expense Example, No Redemption - Calvert Focused Value Fund	Class A 1 Year	Class A 3 Years	Class C 1 Year	Class C 3 Years	Class I 1 Year	Class I 3 Years	Class R6 1 Year	Class R6 3 Years
USD ($)	621	844	177	569	76	258	76	258